INCOME TAXES (Significant Components of Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 505	$ 513
Tax credits carryforward	740	794
Reserve and allowances	5,504	5,108
Operating lease liabilities, net	344	674
Deferred tax assets before valuation allowance	7,093	7,089
Valuation Allowance	(1,311)	(898)
Deferred tax assets after valuation allowance	5,782	6,191
Deferred tax liabilities:
Convertible senior notes	(1,804)
Intangible assets	(1,109)	(1,637)
Deferred tax liabilities	(2,913)	(1,637)
Deferred tax asset, net	$ 2,869	$ 4,554